Pension and Post-Retirement and Post-Employment Benefits - Schedule of Effect of One Percent Change in Health Care Cost Trends on Projected Benefit Obligation (Detail) - Post-Retirement and Post-Employment Benefits [Member] - CAD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Line Items]
Effect of a 1% increase in health care cost trends	$ 311	$ 281
Effect of a 1% decrease in health care cost trends	$ (234)	$ (213)